Employee Defined Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Amounts incurred for employee defined contribution plan	¥ 441,682	$ 60,510	¥ 482,083	¥ 482,988